Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	MPW
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Entity Central Index Key	0001287865
Entity Filer Category	Large Accelerated Filer
MPT Operating Partnership, L.P.
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Entity Registrant Name	MPT Operating Partnership, L.P
Entity Central Index Key	0001524607
Entity Filer Category	Non-accelerated Filer